Financial Risks - Maturity Analysis (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Risks
Other current liabilities	kr 12,702	kr 9,888
Less than 6 months
Financial Risks
Accounts payable	67,971	53,827
Other current liabilities	7,906	7,934
Accrued expenses	47,753	34,833
6 - 12 months
Financial Risks
Other current liabilities	4,796	1,954
Accrued expenses	5,800	6,552
>12 months
Financial Risks
Contingent consideration	kr 54,399	kr 48,969